Loans Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Components of Loans Receivable in Consolidated Balance Sheets

The components of loans receivable in the consolidated balance sheets as of December 31, 2016, and December 31, 2015, were as follows:

	December 31, 2016		December 31, 2015
	Amount	Percent	Amount	Percent
Real estate loans:
One-to-four family first mortgages	$147,962	24.2%	$145,999	26.0%
Home equity line of credit	35,684	5.8%	33,644	6.0%
Second mortgages	1,452	0.3%	1,771	0.3%
Multi-family	34,284	5.6%	24,725	4.4%
Construction	39,255	6.4%	34,878	6.2%
Land	23,840	3.9%	22,453	4.0%
Farmland	47,796	7.8%	42,246	7.5%
Non-residential real estate	182,940	30.0%	149,711	26.6%

Total mortgage loans	513,213	84.0%	455,427	81.0%
Consumer loans	8,717	1.4%	20,324	3.6%
Commercial loans	88,907	14.6%	86,743	15.4%

Total other loans	97,624	16.0%	107,067	19.0%

Total loans	610,837	100.0%	562,494	100.0%

Deferred loan cost, net of fees	(439)		(445)
Less allowance for loan losses	(6,112)		(5,700)

Total loans, net	$604,286		$556,349

Loans by Classification Type and Related Allowance Amounts

Loans by classification type and the related valuation allowance amounts at December 31, 2016 were as follows:

		Special	Impaired Loans			Specific Allowance for Impairment	Allowance for Loans not Impaired
	Pass	Mention	Substandard	Doubtful	Total
One-to-four family mortgages	$145,965	744	1,253	—	147,962	—	852
Home equity line of credit	35,109	25	550	—	35,684	—	260
Junior liens	1,411	30	11	—	1,452	—	8
Multi-family	31,280	—	3,004	—	34,284	—	412
Construction	39,255	—	—	—	39,255	—	277
Land	15,581	35	8,224	—	23,840	1,036	724
Non-residential real estate	172,395	3	10,542	—	182,940	—	964
Farmland	44,832	674	2,290	—	47,796	—	778
Consumer loans	8,382	—	335	—	8,717	84	124
Commercial loans	85,174	603	3,130	—	88,907	28	565

Total	$579,384	2,114	29,339	—	610,837	1,148	4,964

Loans by classification type and the related valuation allowance amounts at December 31, 2015 were as follows:

		Special	Impaired Loans			Specific Allowance for Impairment	Allowance for Loans not Impaired
	Pass	Mention	Substandard	Doubtful	Total
One-to-four family mortgages	$142,729	41	3,229	—	145,999	60	970
Home equity line of credit	33,475	—	169	—	33,644	—	201
Junior liens	1,720	35	16	—	1,771	—	8
Multi-family	21,644	—	3,081	—	24,725	138	89
Construction	34,878	—	—	—	34,878	—	377
Land	11,794	41	10,618	—	22,453	69	1,310
Non-residential real estate	138,865	2,489	8,357	—	149,711	134	1,005
Farmland	41,917	—	329	—	42,246	—	358
Consumer loans	20,123	—	201	—	20,324	49	309
Commercial loans	84,317	352	2,074	—	86,743	180	443

Total	$531,462	2,958	28,074	—	562,494	630	5,070

Impaired Loans by Classification Type

Impaired loans by classification type and the related valuation allowance amounts at December 31, 2016 were as follows:

	At December 31, 2016			For the year ended December 31, 2016
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
Impaired loans with no specific allowance
One-to-four family mortgages	$1,253	1,253	—	1,470	67
Home equity line of credit	550	550	—	390	24
Junior liens	11	11	—	13	1
Multi-family	3,004	3,004	—	3,005	172
Construction	—	—	—	—	—
Land	1,553	2,513	—	7,868	38
Non-residential real estate	10,542	10,542	—	9,363	485
Farmland	2,290	2,290	—	1,563	120
Consumer loans	—	—	—	21	1
Commercial loans	2,865	2,865	—	3,168	112

Total	22,068	23,028	—	26,861	1,020

Impaired loans with a specific allowance
One-to-four family mortgages	$—	—	—	452	—
Home equity line of credit	—	—	—	—	—
Junior liens	—	—	—	—	—
Multi-family	—	—	—	910	—
Construction	—	—	—	—	—
Land	6,671	6,671	1,036	1,811	485
Non-residential real estate	—	—	—	—	—
Farmland	—	—	—	533	—
Consumer loans	335	335	84	273	—
Commercial loans	265	265	28	754	24

Total	7,271	7,271	1,148	4,733	509

Total impaired loans	$29,339	30,299	1,148	31,594	1,529

Impaired loans by classification type and the related valuation allowance amounts at December 31, 2015 were as follows:

	At December 31, 2015			For the year ended December 31, 2015
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
Impaired loans with no specific allowance
One-to-four family mortgages	$2,526	2,526	—	2,389	80
Home equity line of credit	169	169	—	457	7
Junior liens	16	16	—	17	1
Multi-family	2,128	2,128	—	2,797	126
Construction	—	—	—	—	—
Land	10,038	10,998	—	8,520	671
Non-residential real estate	7,640	7,640	—	283	404
Farmland	329	329	—	7,774	19
Consumer loans	5	5	—	3	—
Commercial loans	1,274	1,274	—	1,599	73

Total	24,125	25,085	—	23,839	1,381

Impaired loans with a specific allowance
One-to-four family mortgages	$703	703	60	709	40
Home equity line of credit	—	—	—	—	—
Junior liens	—	—	—	—	—
Multi-family	953	953	138	318	17
Construction	—	—	—	—	—
Land	580	580	69	1,707	46
Non-residential real estate	717	717	134	836	28
Farmland	—	—	—	—	—
Consumer loans	196	196	49	194	—
Commercial loans	800	800	180	514	15

Total	3,949	3,949	630	4,278	146

Total impaired loans	$28,074	29,034	630	28,117	1,527

Allowance for Loan Losses and Recorded Investment in Loans by Portfolio Segment and Impairment Method

The following table presents the balance in the allowance for loan losses and the recorded investment in loans as of December 31, 2016, and December 31, 2015, by portfolio segment and based on the impairment method as of December 31, 2016, and December 31, 2015.

	Commercial	Land Development / Construction	Commercial Real Estate	Residential Real Estate	Consumer	Total
December 31, 2016:
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$28	1,036	—	—	84	1,148
Collectively evaluated for impairment	565	1,001	2,154	1,120	124	4,964

Total ending allowance balance	$593	2,037	2,154	1,120	208	6,112

Loans:
Loans individually evaluated for impairment	$3,130	8,224	15,836	1,814	335	29,339
Loans collectively evaluated for impairment	85,777	54,871	249,184	183,284	8,382	581,498

Total ending loans balance	$88,907	63,095	265,020	185,098	8,717	610,837

	Commercial	Land Development / Construction	Commercial Real Estate	Residential Real Estate	Consumer	Total
December 31, 2015:
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$180	69	272	60	49	630
Collectively evaluated for impairment	443	1,687	1,452	1,179	309	5,070

Total ending allowance balance	$623	1,756	1,724	1,239	358	5,700

Loans:
Loans individually evaluated for impairment	$2,074	10,618	11,767	3,414	201	28,074
Loans collectively evaluated for impairment	84,669	46,713	204,915	178,000	20,123	534,420

Total ending loans balance	$86,743	57,331	216,682	181,414	20,324	562,494

Allowance for Loan Loss Account by Loan

The following table provides a detail of the Company’s activity in the allowance for loan loss account allocated by loan type for the year ended December 31, 2016:

	Balance 12/31/2015	Charge off 2016	Recovery 2016	General Provision 2016	Specific Provision 2016	Ending Balance 12/31/2016
One-to-four family mortgages	$1,030	—	167	(118)	(227)	852
Home equity line of credit	201	(30)	14	59	16	260
Junior liens	8	—	14	—	(14)	8
Multi-family	227	(421)	—	323	283	412
Construction	377	—	—	(100)	—	277
Land	1,379	—	—	(586)	967	1,760
Non-residential real estate	1,139	—	10	(41)	(144)	964
Farmland	358	—	—	420	—	778
Consumer loans	358	(422)	293	(187)	166	208
Commercial loans	623	(595)	141	122	302	593

	$5,700	(1,468)	639	(108)	1,349	6,112

The following table provides a detail of the Company’s activity in the allowance for loan loss account allocated by loan type for the year ended December 30, 2015:

	Balance 12/31/2014	Charge off 2015	Recovery 2015	General Provision 2015	Specific Provision 2015	Ending Balance 12/31/2015
One-to-four family mortgages	$1,198	(143)	39	(176)	112	1,030
Home equity line of credit	181	(92)	10	20	82	201
Junior liens	14	—	4	(6)	(4)	8
Multi-family	85	—	—	4	138	227
Construction	146	—	—	231	—	377
Land	1,123	(911)	—	850	317	1,379
Non-residential real estate	2,083	(222)	2	(944)	220	1,139
Farmland	461	—	—	500	(603)	358
Consumer loans	494	(298)	118	(123)	167	358
Commercial loans	504	(201)	54	(61)	327	623

	$6,289	(1,867)	227	295	756	5,700

The following table provides a detail of the Company’s activity in the allowance for loan loss account allocated by loan type for the year ended December 30, 2014:

	Balance 12/31/2013	Charge off 2014	Recovery 2014	General Provision 2014	Specific Provision 2014	Ending Balance 12/31/2014
One-to-four family mortgages	$2,048	(233)	24	(304)	(337)	1,198
Home equity line of credit	218	(83)	3	(37)	80	181
Junior liens	39	—	9	(25)	(9)	14
Multi-family	466	—	—	(381)	—	85
Construction	88	(139)	9	58	130	146
Land	1,305	—	—	(74)	(108)	1,123
Non-residential real estate	2,719	(66)	864	(1,368)	(66)	2,083
Farmland	510	—	—	542	(591)	461
Consumer loans	541	(415)	109	(13)	272	494
Commercial loans	748	(296)	94	(244)	202	504

	$8,682	(1,232)	1,112	(1,846)	(427)	6,289

Non-accrual Loans

For the years ended December 31, 2016, and December 31, 2015, the components of the Company’s balances of non-accrual loans are as follows:

	12/31/2016	12/31/2015
One-to-four family first mortgages	$270	2,234
Home equity lines of credit	402	48
Multi-family	—	1,968
Land	7,675	1,553
Non-residential real estate	208	247
Farmland	—	166
Consumer loans	3	8
Commercial loans	516	1,198

Total non-accrual loans	$9,074	7,422

Gross Loan Balances Excluding Deferred Loan Fees by Loan Classification Allocated Between Past Due Performing and Non-performing

The table below presents gross loan balances excluding deferred loan fees of $439,000 at December 31, 2016, by loan classification allocated between past due, classified, performing and non-performing:

	Currently	30 - 89 Days	Non-accrual	Special	Impaired Loans Currently Performing
	Performing	Past Due	Loans	Mention	Substandard	Doubtful	Total
One-to-four family mortgages	$145,069	896	270	744	983	—	$147,962
Home equity line of credit	35,087	22	402	25	148	—	35,684
Junior liens	1,407	4	—	30	11	—	1,452
Multi-family	31,280	—	—	—	3,004	—	34,284
Construction	39,255	—	—	—	—	—	39,255
Land	15,581	—	7,675	35	549	—	23,840
Non-residential real estate	172,395	—	208	3	10,334	—	182,940
Farmland	44,832	—	—	674	2,290	—	47,796
Consumer loans	8,354	28	3	—	332	—	8,717
Commercial loans	84,913	261	516	603	2,614	—	88,907

Total	$578,173	1,211	9,074	2,114	20,265	—	610,837

The table below presents gross loan balances excluding deferred loan fees of $445,000 at December 31, 2015, by loan classification allocated between past due, classified, performing and non-performing:

	Currently	30 - 89 Days	Non-accrual	Special	Impaired Loans Currently Performing
	Performing	Past Due	Loans	Mention	Substandard	Doubtful	Total
One-to-four family mortgages	$142,058	671	2,234	41	995	—	$145,999
Home equity line of credit	33,396	79	48	—	121	—	33,644
Junior liens	1,720	—	—	35	16	—	1,771
Multi-family	21,638	6	1,968	—	1,113	—	24,725
Construction	34,878	—	—	—	—	—	34,878
Land	11,047	747	1,553	41	9,065	—	22,453
Non-residential real estate	138,637	228	247	2,489	8,110	—	149,711
Farmland	41,853	64	166	—	163	—	42,246
Consumer loans	20,108	15	8	—	193	—	20,324
Commercial loans	84,272	45	1,198	352	876	—	86,743

Total	$529,607	1,855	7,422	2,958	20,652	—	562,494

Summary of the Activity in Loans Classified as TDRs

A summary of the activity in loans classified as TDRs for the year ended December 31, 2016, is as follows:

	Balance at	New	Loss on	Transferred to	Loan	Balance at
	12/31/15	TDR	Foreclosure	Non-accrual	Amortization	12/31/16
Multi-family real estate	$—	816	—	—	(1)	815
Non-residential real estate	5,536	228	—	—	(118)	5,646

Total performing TDR	$5,536	1,044	—	—	(119)	6,461

A summary of the activity in loans classified as TDRs for the year ended December 31, 2015, is as follows:

	Balance at	New	Loss on	Transferred to	Loan	Balance at
	12/31/14	TDR	Foreclosure	Held For Sale	Amortization	12/31/15
Non-residential real estate	$3,284	2,265	—	—	(13)	5,536

Total performing TDR	$3,284	2,265	—	—	(13)	5,536

Summary of Loans to Officers, Directors and Their Affiliates

The following summarizes activity of loans to officers and directors and their affiliates for the years ended December 31, 2016, and December 31, 2015:

	2016	2015
Balance at beginning of period	$3,844	4,022
New loans	1,651	682
Principal repayments	(601)	(860)

Balance at end of period	$4,894	3,844